Loss/(gain) on disposal of subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Loss/(gain) on disposal of subsidiaries (Details) [Line Items]
Equity interest amount (in Yuan Renminbi) | ¥		¥ 1
Disposal resulted in a gain			$ 5,941
Net loss	$ 6,700,000
Net negative assets	$ 5,941
Hangzhou Ebang Hongling Technology Co., Ltd. [Member]
Loss/(gain) on disposal of subsidiaries (Details) [Line Items]
Equity interest		100.00%
Wuhai Ebang Information Technology Co., Ltd. [Member]
Loss/(gain) on disposal of subsidiaries (Details) [Line Items]
Equity interest		100.00%